Debt with related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Debt with related parties

Note 13 - Debt with related parties:

13.1.
Transactions with related parties

	December 31, 2025		December 31, 2024		December 31, 2023
Interest expense on Promissory Notes payable to stockholders	Ps.	—	Ps.	20,800	Ps.	152,063
Interest expense on Promissory Notes payable to other related parties		—		53,189		389,021
Interest expense on Promissory Notes payable to key management personnel		—		1,979		14,349
Interest expense on Promissory Notes payable to close family member of key management		—		200		1,449
Costs of modification and remeasurement of Promissory Notes payable to shareholder		—		—		20,719
Costs of modification and remeasurement of Promissory Notes payable to other related parties		—		—		59,951
Costs of modification and remeasurement of Promissory Notes payable to key management personnel		—		—		2,019
Costs of modification and remeasurement of Promissory Notes payable to close family member of key management		—		—		204
Deferred bonus expense payable to key Management personnel		—		1,191		—
Interest accrued on bonus payable to key management personnel		—		—		4,523
Professional fees payable to other related parties (1)		—		—		1,868
Total	Ps.	—	Ps.	77,359	Ps.	646,166

(1)
Corresponds to the annual payment of professional services made to QS management Ltd. which is a related party of QS BBB.
13.2.
Balances with related parties
a.
Current liabilities

	December 31, 2025		December 31, 2024
Other bonuses payable		102,988		58,702
Total	Ps.	102,988	Ps.	58,702
13.3.
Key management personnel compensation

a. Compensation to key management personnel amounted to Ps.2,929,645, Ps.644,707 and Ps.515,483 for the years ended December 31, 2025, 2024 and 2023, respectively, and was recognized as part of administrative expenses.

	December 31, 2025		December 31, 2024		December 31, 2023
Share-based payments (Note 22)	Ps.	2,695,908	Ps.	418,943	Ps.	334,493
Short-term employee benefits		96,362		77,575		122,370
Other bonuses (1)		137,375		148,189		58,620
	Ps.	2,929,645	Ps.	644,707	Ps.	515,483

(1) The outstanding amount payable of these bonuses as of December 31, 2025 and 2024 is Ps.102,988 and Ps.58,702, respectively. (See Note 13).

b. The CEO of Tiendas Tres B is the shareholder of Bolton Partners LTD, an entity that has significant influence over BBB Foods Inc. (See Notes 1 and 22).